PREPAID LAND USE RIGHTS	9 Months Ended
Sep. 30, 2019
PREPAID LAND USE RIGHTS
PREPAID LAND USE RIGHTS

9     PREPAID LAND USE RIGHTS

Prepaid land use rights consisted of the following:

	As of	As of
	December 31,	September 30,
	2018	2019

Prepaid land use rights	765,114	803,253
Less: accumulated amortization	(8,157)	(28,689)
Prepaid land use rights, net	756,957	774,564

Amortization of prepaid land use rights was RMB532 and RMB19,729 for the nine-month periods ended September 30, 2018 and 2019, respectively.

Prepaid land use rights with a net book value of RMB13,241 and RMB752,859 were pledged as security for bank loans as of December 31, 2018 and September 30, 2019, respectively.